Inventories - Additional Information (Detail) - Events After Reporting Period [member]	May 18, 2020 Aircraft
Praetor 600 [Member]
Classes of inventories [line items]
Number of aircraft delivered	1
Ipanema [member]
Classes of inventories [line items]
Number of aircraft delivered	2